GMACM Home Equity Loan Trust 2007-HE3
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE3

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
Cut-Off Period Date                                    10/31/07
Determination Date                                     11/19/07
Record Date                                            10/31/07
Payment Date                                           11/26/07

Accrual Period (30/360)                                      30

Servicing Certificate                               Group I         Group II          Total
Beginning Pool Balance                           177,891,857.01    223,459,904.83 401,351,761.84
Beginning PFA                                              0.00              0.00           0.00
Ending Pool Balance                              176,534,283.95    220,924,219.12 397,458,503.07
Ending PFA Balance                                            -                 -              -
Principal Collections                              1,357,573.06      2,535,685.71   3,893,258.77
Principal Draws                                               -                 -              -
Net Principal Collections                          1,357,573.06      2,535,685.71   3,893,258.77

Active Loan Count                                         3,647             3,373          7,020

Net Interest Collections                           1,214,964.69      1,613,857.79   2,828,822.48


Weighted Average Net WAC Rate                          8.33390%          8.71655%

Substitution Adjustment Amount                             0.00              0.00

Excess Spread                                        744,724.15
Excess Spread Percentage                                  2.23%
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                                                   Beginning         Ending
Term Notes                                          Balance          Balance          Factor         Principal            Interest
Class I-A-1                                      113,850,000.00    112,654,892.30   0.9895028      1,195,107.70          664,125.00
Class I-A-2                                       15,477,000.00     15,314,534.64   0.9895028        162,465.36           96,731.25
Class II-A-1                                     143,014,000.00    140,781,759.96   0.9843915      2,232,240.04          834,248.33
Class II-A-2                                      19,441,000.00     19,137,554.33   0.9843915        303,445.67          121,506.25
Class M-1                                         31,707,000.00     31,707,000.00   1.0000000              0.00          198,168.75
Class M-2                                         27,091,000.00     27,091,000.00   1.0000000              0.00          169,318.75
Certificates                                           -                -               -                -               744,724.15


                                                  Interest          Percentage
Term Notes                                      Shortfalls          Interest          Coupon
Class I-A-1                                           0.00           32.49%          7.00000%
Class I-A-2                                           0.00            4.42%          7.50000%
Class II-A-1                                          0.00           40.61%          7.00000%
Class II-A-2                                          0.00            5.52%          7.50000%
Class M-1                                             0.00            9.15%          7.50000%
Class M-2                                             0.00            7.81%          7.50000%
Certificates                                             -               -                 -


Overcollateralization Amount
Beginning Overcollateralization Amount            50,771,761.84     Credit Enhancement Draw Amount      0.00
Overcollateralization Amount Increase (Decrease)           0.00     Unreimbursed Prior Draws            0.00
Outstanding Overcollateralization Amount          50,771,761.84
Required Overcollateralization Amount             50,771,761.84







                                                                                                              Foreclosure
Loan Group I                                            Balance     of Loans        of Balance           Units           Dollars
Delinquent Loans (30 Days)*                           25,000.00         1             0.01%                0                 -
Delinquent Loans (60 Days)*                                   -         0             0.00%                0                 -
Delinquent Loans (90 Days)*                                   -         0             0.00%                0                 -
Delinquent Loans (120 Days)*                                  -         0             0.00%                0                 -
Delinquent Loans (150 Days)*                                  -         0             0.00%                0                 -
Delinquent Loans (180 Days)*                                  -         0             0.00%                0                 -
REO                                                           -         0             0.00%
FC                                                            -         0             0.00%
BK                                                    14,903.30         1             0.01%


                                                             Bankruptcy                          REO
Loan Group I                                              Units      Dollars            Units           Dollars
Delinquent Loans (30 Days)*                                  0          -                 0                 -
Delinquent Loans (60 Days)*                                  0          -                 0                 -
Delinquent Loans (90 Days)*                                  0          -                 0                 -
Delinquent Loans (120 Days)*                                 0          -                 0                 -
Delinquent Loans (150 Days)*                                 0          -                 0                 -
Delinquent Loans (180 Days)*                                 0          -                 0                 -
REO
FC
BK

                                                                                                                 Foreclosure
Loan Group II                                           Balance     of Loans        of Balance               Units        Dollars
Delinquent Loans (30 Days)*                                   -         0             0.00%                    0              -
Delinquent Loans (60 Days)*                                   -         0             0.00%                    0              -
Delinquent Loans (90 Days)*                                   -         0             0.00%                    0              -
Delinquent Loans (120 Days)*                                  -         0             0.00%                    0              -
Delinquent Loans (150 Days)*                                  -         0             0.00%                    0              -
Delinquent Loans (180 Days)*                                  -         0             0.00%                    0              -
REO                                                           -         0             0.00%
FC                                                            -         0             0.00%
BK                                                            -         0             0.00%


                                                              Bankruptcy                           REO
Loan Group II                                            Units       Dollars           Units               Dollars
Delinquent Loans (30 Days)*                                 0           -                 0                     -
Delinquent Loans (60 Days)*                                 0           -                 0                     -
Delinquent Loans (90 Days)*                                 0           -                 0                     -
Delinquent Loans (120 Days)*                                0           -                 0                     -
Delinquent Loans (150 Days)*                                0           -                 0                     -
Delinquent Loans (180 Days)*                                0           -                 0                     -
REO
FC
BK

*Delinquency Figures Do Not Include Foreclosures, REO and Bankruptcy.

Liquidation Loss Amounts                         Loan Group I     Loan Group II       Total
Beginning Loss Amount                                      0.00              0.00           0.00
Current Month Loss Amount                                  0.00              0.00           0.00
Current Month Recoveries                                   0.00              0.00           0.00
Net Ending Loss Amount                                     0.00              0.00           0.00

Net Liquidation Loss Amount Percentage                 0.00000%          0.00000%       0.00000%

Liquidation Loss Amount Distributed to Noteholders         0.00              0.00           0.00

Subsequent Net Recovery  Amounts                 Loan Group I     Loan Group II       Total
Beginning Cumulative Net Principal Recovery Amount            -                 -              -
Current Month Net Principal Recovery Amount                   -                 -              -
Ending Cumulative Net Principal Recovery Amount               -                 -              -


Repurchased Loans                                Loan Group I     Loan Group II       Total
Current Month Repurchases Units                               0                 0              0
Current Month Repurchases Dollars                             -                 -              -

Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall          -                 -              -


Capitalized Interest Account                     Loan Group I            Loan Group II
Beginning Balance                                             -                 -
Withdraw relating to Collection Period                        -                 -
Interest Earned (Zero, Paid to Funding Account)               -                 -

Total Ending Balance as of Payment Date                       -                 -
Interest earned for Collection Period                         -                 -
Interest withdrawn related to prior Collection Period         -                 -


             GMACM Home Equity Loan Trust 2007-HE3
                                        GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE3

Prefunding Account                               Loan Group I            Loan Group II
Beginning Balance                                             -                 -
Additional Purchases During Revoliving Period                 -                 -
Excess Of Draws over Principal Collections                    -                 -
Remaining balance sent to Noteholders                         -                 -

Total Ending Balance as Of Payment Date                       -                 -
Interest earned for Collection Period                         -                 -
Interest Withdrawn related to prior Collection Period         -                 -

Cash Flows Received                              Loan Group I            Loan Group II
Principal Collections                                369,096.49        640,678.26
Principal Pay-Offs                                   988,476.57      1,895,007.45
Interest Collections                               1,289,086.30      1,706,966.08
Servicer Advances                                             -                 -
Pre-Funding Account remaining balance withdrawn            0.00              0.00
Capital Interest Account withdrawal                        0.00              0.00
Reinvestment Income                                        0.00              0.00
Substitution Adjustment Amount                             0.00              0.00
Recovery Amounts                                           0.00              0.00

Total Cash Flows Received                          2,646,659.36      4,242,651.79

Cash Flows Distributed                           Loan Group I            Loan Group II
Principal Distribution                             1,357,573.06      2,535,685.71
Interest Distribution                                959,025.00      1,125,073.33
Residual Amount - Certificates                       255,939.69        488,784.46
Servicer Advances - Reimbursement                          0.00              0.00
GMACM Service Fee                                     74,121.61         93,108.29
GMACM Recovery Fee                                         0.00              0.00
Credit Enhancer Fee - FGIC                                 0.00              0.00

Total Cash Flows Distributed                       2,646,659.36      4,242,651.79

Net Cash Flows Remaining                                   0.00              0.00


Trigger Analysis

Trigger Event

Rolling 3 Month Delinquency Percentage               0.00%
Rolling 3 Month Delinquency Required Percentage      1.96%

Aggregate Liquidation Percentage                     0.00%
Aggregate Liquidation Required Percentage            3.00%


Servicing Default                                     No

Step Down Date                                        No
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